Rule 497(e)
                                      Registration Nos. 333-125751 and 811-21774



                        FIRST TRUST EXCHANGE-TRADED FUND

                        FIRST TRUST ISE WATER INDEX FUND
                         FIRST TRUST US IPO INDEX FUND

                  (each a "Fund" and collectively the "Funds")

               SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2013,
                       AS SUPPLEMENTED ON APRIL 30, 2013

                               DATED MAY 20, 2013

      The disclosure in the Prospectus is revised in the following manner:

      1. In the "Summary Information -- First Trust ISE Water Index Fund -- Average Annual Total Returns for the Periods Ended December 31, 2012" section, the index name "SE Water Index(TM)" is revised to state "ISE Water Index(TM)".

      2. The caption "Summary Information -- First Trust US IPO Index Fund -- Average Annual Total Returns for the Periods Ended December 31, 2011" is revised to state "Summary Information -- First Trust US IPO Index Fund -- Average Annual Total Returns for the Periods Ended December 31, 2012".


   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE